CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2022
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
Cash and cash equivalents consisted of the following items:

	June 30, 2022	December 31, 2021

Cash at banks and on hand	1,924	1,485
Short-term deposits with original maturity of less than three months	415	767
Cash and cash equivalents*	2,339	2,252

Less overdrafts	(3)	(13)

Cash and cash equivalents, net of overdrafts (as presented in the consolidated statement of cash flows)	2,336	2,239
* Cash and cash equivalents include an amount of US$42 relating to banking operations in Pakistan.